Stockholder's Equity (Deficit) - Additional Information (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	6,900,000	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000	6,900,000
Temporary Equity, Shares Outstanding	27,600,000	27,600,000	0
Warrants exercisable period after completion of business combination	30 days	30 days
Warrant expiration period after completion of business combination or earlier upon redemption or liquidation.	5 years	5 years
Warrants exercisable	0	0
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days	30 days
Minimum price per share required for redemption of warrants	$ 18	$ 18
Warrants redemption covenant, threshold trading days	20 days	20 days
Warrants redemption covenant threshold consecutive trading days	30 days	30 days
Number of business days before sending notice of redemption period	3 days	3 days
Redemption triggering price of warrants	$ 18	$ 18
Warrants redemption exercise price per share	11.5	11.5
Maximum effective issue price to closing of business combination	$ 9.2	$ 9.2
Minimum percentage of total equity proceeds from issuances	60.00%	60.00%
Number of trading days prior on consummates business combination	10 days	10 days
Percentage of exercise price of warrants adjusted equal to higher of market value and newly issued price	115.00%	115.00%
Percentage of warrant redemption trigger price adjusted equal to higher of market value and newly issued price.	180.00%	180.00%
Common stock, shares issued including shares subject to possible redemption	34,500,000	34,500,000
Common stock, shares outstanding including shares subject to possible redemption	34,500,000	34,500,000